UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Lincluden Investment Management Limited
Address:       1275 North Service Road W., Suite 607
               Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:        (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada         APRIL 11, 2013
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total:  $855,034
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name

NAME OF                           TITLE OF                VALUE    SHARES/     SH/   PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            CLASS        CUSIP     $1000'S   PRN AMT     PRN   CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD.                           SPON ADR   000375204 $  4,845   212,917      Shs   SOLE                0        212,917
AMERICAN GREETINGS CORP CL A       CL A       026375105 $  2,713   168,510      Shs   SOLE                0        168,510
AMERICAN INT'L GROUP INC.          COM        026874784 $  5,612   144,575      Shs   SOLE                0        144,575
APPLIED MATLS INC.                 COM        038222105 $  4,085   303,038      Shs   SOLE                0        303,038
ATLANTIC POWER CORP.               COM        04878Q863 $     53    10,540      Shs   SOLE                0         10,540
AURIZON MINES LTD.                 COM        05155P106 $      8     1,970      Shs   SOLE                0          1,970
BANK OF AMERICA CORPORATION        COM        060505104 $  5,571   457,392      Shs   SOLE                0        457,392
BANK MONTREAL QUE                  COM        063671101 $ 27,684   425,900      Shs   SOLE                0        425,900
BANK NOVA SCOTIA HALIFAX           COM        064149107 $ 23,380   389,820      Shs   SOLE                0        389,820
BARCLAYS PLC                       ADR        06738E204 $  4,953   278,870      Shs   SOLE                0        278,870
BARRICK GOLD INC.                  COM        067901108 $ 26,510   873,889      Shs   SOLE                0        873,889
BCE INC                            COM        05534B109 $ 21,959   455,130      Shs   SOLE                0        455,130
BROOKFIELD PPTYS CORP.             COM        112900105 $ 24,841 1,401,088      Shs   SOLE                0      1,401,088
CAE INC.                           COM        124765108 $ 10,226 1,012,966      Shs   SOLE                0      1,012,966
CAMECO CORP.                       COM        13321L108 $    854    39,840      Shs   SOLE                0         39,840
CANADIAN IMPERIAL BANK OF COMMERCE COM        136069101 $ 14,222   175,575      Shs   SOLE                0        175,575
CANADIAN NATURAL RESOURCES LTD.    COM        136385101 $ 32,162   971,347      Shs   SOLE                0        971,347
CHINA MOBILE LIMITED               SPON ADR   16941M109 $  4,405    82,904      Shs   SOLE                0         82,904
CISCO SYSTEMS INC.                 COM        17275R102 $  9,655   462,065      Shs   SOLE                0        462,065
COACH INC.                         COM        189754104 $  9,749   195,020      Shs   SOLE                0        195,020
COCA-COLA COMPANY                  COM        191216100 $    820    20,270      Shs   SOLE                0         20,270
CORNING INC.                       COM        219350105 $  9,852   739,071      Shs   SOLE                0        739,071
DEVON ENERGY CORP.                 COM        25179M103 $  6,552   116,123      Shs   SOLE                0        116,123
EMERSON ELECTRIC COMPANY           COM        291011104 $  7,759   138,883      Shs   SOLE                0        138,883
ENCANA CORP                        COM        292505104 $ 30,937 1,540,062      Shs   SOLE                0      1,540,062
EXXON MOBIL CORP.                  COM        30231G102 $  6,149    68,234      Shs   SOLE                0         68,234
FRANCE TELECOM SA                  SPON ADR   35177Q105 $  8,716   857,871      Shs   SOLE                0        857,871
GENERAL MOTORS CORP.               COM        37045V100 $ 11,117   399,595      Shs   SOLE                0        399,595
GLAXOSMITHKLINE PLC                SPON ADR   37733W105 $  7,089   151,125      Shs   SOLE                0        151,125
HONEYWELL INTL INC                 COM        438516106 $  6,711    89,063      Shs   SOLE                0         89,063
ING GROEP N V                      SPON ADR   456837103 $  3,872   537,022      Shs   SOLE                0        537,022
JOHNSON & JOHNSON                  COM        478160104 $ 13,093   160,595      Shs   SOLE                0        160,595
JP MORGAN CHASE & CO               COM        46625H100 $  8,975   189,103      Shs   SOLE                0        189,103
MAGNA INTL INC                     COM        559222401 $ 31,967   526,800      Shs   SOLE                0        526,800
MANULIFE FINL CORP                 COM        56501R106 $ 37,614 2,473,315      Shs   SOLE                0      2,473,315
MERCK & CO. INC.                   COM        58933Y105 $  1,181    26,720      Shs   SOLE                0         26,720
METLIFE INC.                       COM        59156R108 $  9,102   239,391      Shs   SOLE                0        239,391
MICROSOFT CORP.                    COM        594918104 $ 11,091   387,726      Shs   SOLE                0        387,726
MORGAN STANLEY                     COM        617446448 $ 10,032   456,431      Shs   SOLE                0        456,431
NTT DOCOMO INC.                    SPON ADR   62942M201 $    776    52,125      Shs   SOLE                0         52,125
NATIONAL GRID PLC                  SPON ADR   636274300 $    426     7,345      Shs   SOLE                0          7,345
NORTH AMERICAN PALLADIUM LTD.      COM        656912102 $     56    37,650      Shs   SOLE                0         37,650
ORACLE CORP                        COM        68389X105 $  4,549   140,700      Shs   SOLE                0        140,700
PENGROWTH ENERGY CORP.             COM        7006P104  $    316    60,070      Shs   SOLE                0         60,070
PENN WEST PETE LTD NEW             COM        707887105 $    292    26,295      Shs   SOLE                0         26,295
PETROLEO BRASILEIRO                SPON ADR   71654V408 $  3,755   226,620      Shs   SOLE                0        226,620
PFIZER INC                         COM        717081103 $ 10,641   368,728      Shs   SOLE                0        368,728
POTASH CORP SASK INC               COM        73755L107 $  5,475   134,995      Shs   SOLE                0        134,995
PROCTER & GAMBLE CO                COM        742718109 $  6,580    85,392      Shs   SOLE                0         85,392
RESEARCH IN MOTION LTD.            COM        760975102 $ 13,417   874,640      Shs   SOLE                0        874,640
ROGERS COMMUNICATIONS INC          CL B       775109200 $ 28,776   545,505      Shs   SOLE                0        545,505
ROYAL BANK OF CANADA               COM        780087102 $ 39,826   763,978      Shs   SOLE                0        763,978
RUBICON MINERALS CORP.             COM        780911103 $     29    11,800                                          11,800
SANOFI AVENTIS                     SPON ADR   80105N105 $  5,448   106,663      Shs   SOLE                0        106,663
SAP AG                             SPON ADR   803054204 $  3,663    45,480      Shs   SOLE                0         45,480
SHAW COMMUNICATIONS                CL B CONV  82028K200 $ 18,480   722,505      Shs   SOLE                0        722,505
SIEMENS AG                         SPON ADR   826197501 $  5,123    47,519      Shs   SOLE                0         47,519
STAPLES INC.                       COM        855030102 $  9,320   694,510      Shs   SOLE                0        694,510
SUN LIFE FINL INC.                 COM        866796105 $ 28,316 1,004,850      Shs   SOLE                0      1,004,850
SUNCOR ENERGY INC                  COM        867229106 $ 26,935   870,385      Shs   SOLE                0        870,385
SYMANTEC CORP.                     COM        871503108 $  3,366   136,400      Shs   SOLE                0        136,400
TALISMAN ENERGY INC                COM        87425E103 $ 34,756 2,752,668      Shs   SOLE                0      2,752,668
TECK RESOURCES LTD.                CL B       878742204 $ 15,879   546,155      Shs   SOLE                0        546,155
TELUS CORP.                        NON-VTG    87971M202 $  2,805    39,325      Shs   SOLE                0         39,325
THOMSON REUTERS CORP               COM        884903105 $ 29,979   894,680      Shs   SOLE                0        894,680
TORONTO DOMINION BK ONT            COM NEW    891160509 $ 41,904   487,345      Shs   SOLE                0        487,345
TOTAL S A                          SPON ADR   89151E109 $  4,090    85,255      Shs   SOLE                0         85,255
VERIZON COMMUNICATIONS             COM        92343V104 $ 10,375   211,097      Shs   SOLE                0        211,097
VODAFONE GROUP PLC                 SPON ADR   92857W209 $ 10,140   357,030      Shs   SOLE                0        357,030
WAL MART STORES INC                COM        931142103 $  3,685    49,250      Shs   SOLE                0         49,250
WALGREEN CO.                       COM        931422109 $ 12,728   266,939      Shs   SOLE                0        266,939
WELLS FARGO & CO NEW               COM        949746101 $ 10,546   285,110      Shs   SOLE                0        285,110
ZIMMER HOLDINGS INC.               COM        98956P102 $  6,466    85,955      Shs   SOLE                0         85,955
